SCHEDULE OF FUTURE MINIMUM PAYMENT UNDER NON CANCELABLE OPERATING LEASES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Present value of lease liabilities	¥ 10,932	¥ 10,795	¥ 9,100
Non-cancelable Operating Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2025	7,639
2026	3,607
2027
2028
2029
Thereafter
Total undiscounted lease payments	11,246
Less: lease amount representing interest	(314)
Present value of lease liabilities	¥ 10,932